Property, Plant and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, stated at cost less accumulated depreciation, consisted of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)
Electronic equipment	$155,107	$156,448
Less: accumulated depreciation	(38,914)	(29,705)
Property, plant and equipment, net	$116,193	$126,743